Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BCE 2010 (Detail)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	217,508	181,008	147,359
Exercisable	217,508	181,008	147,359
BCE2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,166	11,005	12,339	15,974
Exercisable	7,166	11,005	12,339
Exercise price, Exercisable	€ 77